Description of Business, History and Summary of Significant Policies: Property and Equipment (Policies)	12 Months Ended
Jun. 30, 2013
Policies
Property and Equipment

Property and Equipment

Property and equipment is recorded at cost less accumulated depreciation. Depreciation and amortization is calculated using the straight-line method over the expected useful life of the asset, after the asset is placed in service.